Other Non-current Assets	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Other Non-current Assets

7. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Rental deposits	1,537	2,249
Prepayment for purchase of property and equipment	21	—
Others	222	179
	1,780	2,428